UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Balanced Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Balanced Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 63.5%		$813,942,899

(Cost $568,036,366)

Consumer Discretionary 4.9%		62,678,207

Automobiles 0.6%
Ford Motor Company	477,360	8,124,652

Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	60,790	5,748,302
Norwegian Cruise Line Holdings, Ltd. (I)	149,083	4,886,941
SeaWorld Entertainment, Inc.	305,475	8,507,479

Internet & Catalog Retail 0.8%
Amazon.com, Inc. (I)	32,008	10,018,184

Media 0.8%
News Corp., Class B (I)	306,029	5,266,759
Twenty-First Century Fox, Inc., Class B	160,304	5,075,225

Specialty Retail 1.2%
Dick's Sporting Goods, Inc.	82,924	3,526,758
Lowe's Companies, Inc.	240,834	11,523,907

Consumer Staples 5.2%		66,730,230

Beverages 1.0%
PepsiCo, Inc.	140,040	12,337,524

Food & Staples Retailing 2.0%
CVS Caremark Corp.	250,392	19,119,933
Wal-Mart Stores, Inc.	89,287	6,569,737

Food Products 1.2%
Kraft Foods Group, Inc.	142,279	7,624,020
Mondelez International, Inc., Class A	206,107	7,419,852

Household Products 0.7%
The Procter & Gamble Company	124,012	9,588,608

Tobacco 0.3%
Altria Group, Inc. (L)	100,260	4,070,556

Energy 7.3%		92,836,985

Energy Equipment & Services 2.0%
Noble Corp. PLC	112,405	3,526,145
Schlumberger, Ltd.	149,459	16,199,861
Weatherford International PLC (I)	246,933	5,523,891

Oil, Gas & Consumable Fuels 5.3%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	51,629	4,259,393
Crescent Point Energy Corp. (L)	37,831	1,543,634
Denbury Resources, Inc.	276,412	4,685,183
Devon Energy Corp.	45,729	3,452,540
Exxon Mobil Corp.	69,242	6,850,803
Kinder Morgan, Inc.	282,499	10,164,314
Occidental Petroleum Corp.	70,634	6,901,648
Spectra Energy Corp.	302,326	12,371,180
Suncor Energy, Inc.	202,770	8,327,764
The Williams Companies, Inc.	89,722	5,080,957
Total SA, ADR (L)	61,218	3,948,561

1

Balanced Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials 14.9%		$190,938,877

Banks 4.7%
Citigroup, Inc.	153,952	7,529,792
HSBC Holdings PLC, ADR (L)	206,691	11,035,232
JPMorgan Chase & Company	440,786	25,420,129
The PNC Financial Services Group, Inc.	90,294	7,454,673
U.S. Bancorp	216,598	9,103,614

Capital Markets 4.5%
Apollo Global Management LLC, Class A	43,568	1,144,096
Ares Capital Corp.	717,029	11,981,555
BlackRock, Inc.	31,860	9,708,698
Franklin Resources, Inc.	127,245	6,890,317
Hercules Technology Growth Capital, Inc.	260,222	4,272,845
Och-Ziff Capital Management Group LLC, Class A	476,370	6,483,396
The Blackstone Group LP	76,469	2,499,007
The Carlyle Group LP (L)	281,057	9,381,683
The Goldman Sachs Group, Inc.	33,544	5,798,751

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B (I)	93,593	11,739,370

Insurance 1.7%
MetLife, Inc.	367,753	19,343,808
Validus Holdings, Ltd.	49,528	1,809,258

Real Estate Investment Trusts 3.1%
American Capital Agency Corp.	97,395	2,251,772
American Tower Corp.	100,078	9,446,362
Digital Realty Trust, Inc.	111,755	7,195,904
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400,147	5,486,015
MFA Financial, Inc.	232,319	1,891,077
Spirit Realty Capital, Inc.	317,677	3,675,523
Weyerhaeuser Company	300,000	9,396,000

Health Care 8.8%		113,344,222

Biotechnology 0.7%
Amgen, Inc.	72,318	9,212,590

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	178,781	7,530,256
Medtronic, Inc.	137,291	8,476,346
Stryker Corp.	96,087	7,664,860

Health Care Providers & Services 1.3%
Cardinal Health, Inc.	94,354	6,760,464
Express Scripts Holding Company (I)	137,262	9,560,298

Pharmaceuticals 5.0%
AbbVie, Inc.	182,531	9,553,673
Eli Lilly & Company	73,107	4,463,913
Merck & Company, Inc.	137,100	7,779,054
Novartis AG, ADR	56,012	4,869,683
Pfizer, Inc.	539,894	15,494,958
Roche Holding AG, ADR	459,012	16,673,611
Sanofi, ADR	101,483	5,304,516

Industrials 6.4%		81,710,734

Aerospace & Defense 1.9%
Honeywell International, Inc.	83,970	7,710,965

2

Balanced Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Industrials (continued)

United Technologies Corp.	161,320	$16,962,798

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	73,940	7,178,835

Commercial Services & Supplies 0.8%
Iron Mountain, Inc.	108,373	3,631,579
Republic Services, Inc.	185,230	7,025,774

Construction & Engineering 0.6%
Fluor Corp.	95,989	6,994,718

Industrial Conglomerates 1.4%
Danaher Corp.	78,558	5,803,865
General Electric Company	505,256	12,707,188

Machinery 0.6%
Stanley Black & Decker, Inc.	88,910	7,775,180

Professional Services 0.5%
Nielsen Holdings NV	128,385	5,919,832

Information Technology 9.7%		124,596,345

Communications Equipment 1.8%
QUALCOMM, Inc.	311,110	22,928,807

Internet Software & Services 2.0%
eBay, Inc. (I)	65,817	3,475,138
Google, Inc., Class A (I)	17,315	10,034,908
Google, Inc., Class C (I)	17,315	9,897,254
LinkedIn Corp., Class A (I)	11,339	2,048,277

Software 2.2%
Microsoft Corp.	480,415	20,734,711
Oracle Corp.	191,565	7,737,310

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	276,969	26,469,927
EMC Corp.	434,287	12,724,609
Seagate Technology PLC	145,826	8,545,404

Materials 2.0%		25,966,858

Chemicals 1.4%
E.I. du Pont de Nemours & Company	175,280	11,272,257
Eastman Chemical Company	91,823	7,233,816

Containers & Packaging 0.6%
Avery Dennison Corp.	158,034	7,460,785

Telecommunication Services 2.6%		33,275,525

Diversified Telecommunication Services 2.6%
CenturyLink, Inc.	319,699	12,544,989
Verizon Communications, Inc.	411,157	20,730,536

Utilities 1.7%		21,864,916

Electric Utilities 0.6%
PPL Corp.	239,923	7,915,060

Independent Power and Renewable Electricity Producers 0.8%
AES Corp.	463,782	6,775,855
Calpine Corp. (I)	175,763	3,873,817

3

Balanced Fund
As of 7-31-14 (Unaudited)

			Shares	Value

Utilities (continued)

Multi-Utilities 0.3%
TECO Energy, Inc.			189,014	$3,300,184

Preferred Securities 1.1%				$13,533,031

(Cost $12,395,708)

Financials 0.3%				4,228,571

Banks 0.1%
Regions Financial Corp., 6.375%			19,025	471,249
Wells Fargo & Company, Series L, 7.500%			150	181,500

Capital Markets 0.0%
Hercules Technology Growth Capital, Inc., 7.000%			59,525	1,545,269
The Goldman Sachs Group, Inc., 5.500%			15,975	382,761

Consumer Finance 0.1%
Ally Financial, Inc., 7.000% (S)			832	827,840

Diversified Financial Services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%)			25,000	679,500

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%			2,600	140,452

Industrials 0.7%				8,342,824

Aerospace & Defense 0.7%
United Technologies Corp., 7.500% (L)			140,641	8,342,824

Utilities 0.1%				961,636

Electric Utilities 0.0%
Exelon Corp., 6.500% (I)			6,300	309,330

Multi-Utilities 0.1%
Dominion Resources, Inc., 6.375% (I)			12,866	652,306

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government & Agency Obligations 10.8%				$139,026,354

(Cost $137,962,992)

U.S. Government 4.6%				58,850,437

U.S. Treasury
Bond	3.125	02/15/42	8,184,000	7,937,203
Bond	3.625	02/15/44	18,480,000	19,559,934
Note	1.875	06/30/20	11,290,000	11,207,086
Note	2.500	05/15/24	20,257,000	20,146,214

U.S. Government Agency 6.2%				80,175,917

Federal Home Loan Bank
Bond	2.900	09/05/25	261,905	251,317
Bond	3.170	10/04/27	265,000	252,013
Bond	3.250	06/21/27	521,212	504,430
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500	09/01/27	997,762	1,005,518
15 Year Pass Thru	3.500	03/01/26	3,961,060	4,167,933

4

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

30 Year Pass Thru (P)	2.558	06/01/44	845,505	$866,704
30 Year Pass Thru (P)	2.692	05/01/44	837,430	861,770
30 Year Pass Thru	3.000	03/01/43	1,359,240	1,338,806
30 Year Pass Thru (P)	3.036	03/01/44	489,341	505,973
30 Year Pass Thru	4.500	03/01/41	3,817,907	4,129,972
30 Year Pass Thru	5.000	04/01/41	2,903,576	3,196,656
30 Year Pass Thru	5.500	07/01/37	98,547	109,429
30 Year Pass Thru	5.500	11/01/39	3,502,091	3,888,293
Federal National Mortgage Association
15 Year Pass Thru	3.000	07/01/27	1,154,777	1,193,074
15 Year Pass Thru	3.500	02/01/26	215,331	227,153
15 Year Pass Thru	3.500	03/01/26	785,404	828,523
15 Year Pass Thru	6.500	08/01/16	2,279	2,376
30 Year Pass Thru (P)	2.530	06/01/44	1,330,971	1,364,935
30 Year Pass Thru (P)	2.553	04/01/44	1,302,855	1,337,344
30 Year Pass Thru (P)	2.913	03/01/44	425,105	438,388
30 Year Pass Thru	3.000	09/01/42	3,134,493	3,078,170
30 Year Pass Thru	3.000	02/01/43	945,133	927,264
30 Year Pass Thru	3.000	03/01/43	333,013	328,382
30 Year Pass Thru	3.000	05/01/43	500,641	493,523
30 Year Pass Thru	3.400	09/27/32	1,200,000	1,117,721
30 Year Pass Thru	3.500	06/01/42	8,107,548	8,271,283
30 Year Pass Thru	4.000	01/01/41	3,838,846	4,039,185
30 Year Pass Thru	4.000	01/01/42	5,642,152	5,933,957
30 Year Pass Thru	4.500	09/01/40	3,791,211	4,085,475
30 Year Pass Thru	4.500	05/01/41	2,222,404	2,394,901
30 Year Pass Thru	4.500	07/01/41	6,219,975	6,741,627
30 Year Pass Thru	5.000	04/01/40	1,136,349	1,254,511
30 Year Pass Thru	5.000	03/01/41	3,833,051	4,269,959
30 Year Pass Thru	5.000	04/01/41	5,761,307	6,407,203
30 Year Pass Thru	5.500	11/01/39	1,842,995	2,048,179
30 Year Pass Thru	6.000	07/01/38	1,412,006	1,585,707
30 Year Pass Thru	6.500	01/01/39	595,649	670,303
30 Year Pass Thru	7.000	06/01/32	1,592	1,852
30 Year Pass Thru	7.500	04/01/31	4,356	5,183
30 Year Pass Thru	8.000	01/01/31	3,718	4,468
Government National Mortgage Association
30 Year Pass Thru	6.500	04/15/29	39,374	45,228
30 Year Pass Thru	9.000	04/15/21	1,052	1,229

Foreign Government Obligations 0.0%				$499,126

(Cost $457,979)

Argentina 0.0%				499,126

Republic of Argentina
Bond (H)	8.280	12/31/33	560,815	499,126

Corporate Bonds 15.0%				$191,854,557

(Cost $185,078,552)

Consumer Discretionary 1.6%				20,979,886

Auto Components 0.2%
Dana Holding Corp.	6.000	09/15/23	650,000	677,625

5

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

Delphi Corp.	5.000	02/15/23		1,380,000	$1,481,775
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		430,000	430,000

Automobiles 0.6%
Chrysler Group LLC	8.000	06/15/19		340,000	362,100
Ford Motor Credit Company LLC	5.875	08/02/21		4,295,000	4,999,925
Ford Motor Credit Company LLC	8.000	12/15/16		320,000	368,987
General Motors Company	4.875	10/02/23		620,000	647,125
General Motors Company	6.250	10/02/43		640,000	724,800

Hotels, Restaurants & Leisure 0.1%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	800,000	334,105
CCM Merger, Inc. (S)	9.125	05/01/19		500,000	527,500

Household Durables 0.0%
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20		230,000	233,450

Internet & Catalog Retail 0.1%
QVC, Inc.	4.375	03/15/23		435,000	436,896
QVC, Inc.	5.125	07/02/22		1,170,000	1,238,243

Media 0.2%
21st Century Fox America, Inc.	6.400	12/15/35		125,000	153,380
AMC Entertainment, Inc.	5.875	02/15/22		565,000	573,475
CBS Corp.	7.875	07/30/30		670,000	885,316
Myriad International Holdings BV (S)	6.000	07/18/20		500,000	551,250
Time Warner Cable, Inc.	8.250	04/01/19		525,000	659,587
WideOpenWest Finance LLC	10.250	07/15/19		180,000	200,700

Multiline Retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08/15/36		800,000	887,715
Tops Holding II Corp.	8.750	06/15/18		350,000	363,125

Specialty Retail 0.3%
AutoNation, Inc.	5.500	02/01/20		1,075,000	1,178,469
Bed Bath & Beyond, Inc.	3.749	08/01/24		315,000	312,675
Bed Bath & Beyond, Inc.	5.165	08/01/44		315,000	313,163
Conn's, Inc. (S)	7.250	07/15/22		770,000	750,750
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19		500,000	505,000
L Brands, Inc.	6.625	04/01/21		750,000	836,250

Textiles, Apparel & Luxury Goods 0.0%
Hot Topic, Inc. (S)	9.250	06/15/21		315,000	346,500

Consumer Staples 0.5%					5,825,179

Beverages 0.1%
Ajecorp BV (S)	6.500	05/14/22		350,000	325,675
Crestview DS Merger Sub II, Inc.	10.000	09/01/21		495,000	556,256

Food & Staples Retailing 0.1%
Safeway, Inc.	5.000	08/15/19		1,015,000	1,045,808
Tops Holding Corp.	8.875	12/15/17		245,000	265,213

Food Products 0.1%
Bunge, Ltd. Finance Corp.	8.500	06/15/19		500,000	624,102

Household Products 0.0%
Harbinger Group, Inc.	7.875	07/15/19		510,000	553,350

Personal Products 0.1%
Prestige Brands, Inc. (S)	5.375	12/15/21		465,000	465,000

6

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Revlon Consumer Products Corp.	5.750	02/15/21	400,000	$406,000

Tobacco 0.1%
Alliance One International, Inc.	9.875	07/15/21	1,335,000	1,301,625
Vector Group, Ltd.	7.750	02/15/21	270,000	282,150

Energy 1.8%				23,295,077

Energy Equipment & Services 0.2%
Exterran Partners LP	6.000	04/01/21	100,000	100,000
Key Energy Services, Inc.	6.750	03/01/21	445,000	453,900
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	500,000	523,100
Offshore Group Investment, Ltd.	7.125	04/01/23	330,000	325,875
RKI Exploration & Production LLC (S)	8.500	08/01/21	450,000	481,500
Rowan Companies, Inc.	4.875	06/01/22	445,000	478,240

Oil, Gas & Consumable Fuels 1.6%
Access Midstream Partners LP	4.875	03/15/24	575,000	592,250
Afren PLC (S)	6.625	12/09/20	650,000	677,625
Baytex Energy Corp. (S)	5.625	06/01/24	125,000	123,125
BreitBurn Energy Partners LP	7.875	04/15/22	464,000	484,880
Cimarex Energy Company	4.375	06/01/24	785,000	801,681
CNOOC Finance 2013, Ltd.	3.000	05/09/23	790,000	735,774
Compressco Partners LP (S)	7.250	08/15/22	420,000	418,950
Continental Resources, Inc.	5.000	09/15/22	1,400,000	1,501,500
DCP Midstream LLC (S)	9.750	03/15/19	560,000	715,693
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	585,000	567,450
DCP Midstream Operating LP	3.875	03/15/23	340,000	343,003
Denbury Resources, Inc.	5.500	05/01/22	440,000	432,300
Ecopetrol SA	5.875	09/18/23	310,000	348,657
Energy Transfer Partners LP	5.200	02/01/22	360,000	396,114
Energy XXI Gulf Coast, Inc. (S)	6.875	03/15/24	200,000	199,000
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%)	7.000	06/01/67	725,000	768,500
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	340,000	382,075
EP Energy LLC	7.750	09/01/22	300,000	327,000
EV Energy Partners LP	8.000	04/15/19	425,000	444,125
FTS International, Inc. (S)	6.250	05/01/22	315,000	320,513
Halcon Resources Corp.	8.875	05/15/21	295,000	306,063
Jones Energy Holdings LLC (S)	6.750	04/01/22	270,000	280,800
Kerr-McGee Corp.	6.950	07/01/24	530,000	669,059
Kosmos Energy, Ltd. (S)	7.875	08/01/21	400,000	409,000
Lukoil International Finance BV (S)	3.416	04/24/18	1,000,000	960,000
Memorial Resource Development Corp. (S)	5.875	07/01/22	250,000	243,125
Midstates Petroleum Company, Inc. (L)	9.250	06/01/21	640,000	660,800
Newfield Exploration Company	5.750	01/30/22	395,000	430,550
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	350,000	344,750
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19	400,000	408,000
Petrobras International Finance Company	5.375	01/27/21	730,000	751,944
Petroleos de Venezuela SA	5.375	04/12/27	705,000	422,295
Petroleos Mexicanos	4.875	01/24/22	350,000	374,675
Plains Exploration & Production Company	6.750	02/01/22	709,000	801,170
Plains Exploration & Production Company	6.875	02/15/23	127,000	147,003
Regency Energy Partners LP	5.000	10/01/22	150,000	148,125
Regency Energy Partners LP	5.500	04/15/23	670,000	676,700

7

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Regency Energy Partners LP	5.875	03/01/22	230,000	$240,350
Rex Energy Corp.	8.875	12/01/20	200,000	218,000
Summit Midstream Holdings LLC	7.500	07/01/21	295,000	320,813
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67	325,000	338,650
Tullow Oil PLC (S)	6.000	11/01/20	350,000	355,250
Tullow Oil PLC (S)	6.250	04/15/22	425,000	427,125
WPX Energy, Inc.	6.000	01/15/22	400,000	418,000

Financials 6.0%				76,511,246

Banks 2.0%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S.
Treasury + 4.398%) (Q)(S)	6.250	04/15/24	900,000	702,090
Bank of America Corp.	3.300	01/11/23	300,000	293,001
Bank of America Corp.	5.000	05/13/21	1,100,000	1,215,535
Bank of America Corp.	5.700	01/24/22	600,000	689,782
Bank of America Corp.	6.875	04/25/18	1,150,000	1,344,605
Barclays Bank PLC (S)	10.179	06/12/21	765,000	1,050,936
BPCE SA (S)	5.700	10/22/23	900,000	979,560
Citigroup, Inc.	3.750	06/16/24	630,000	626,725
Citigroup, Inc.	3.875	10/25/23	300,000	304,684
Citigroup, Inc.	6.125	08/25/36	565,000	649,061
Commerzbank AG (S)	8.125	09/19/23	1,025,000	1,203,757
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	1,275,000	1,354,369
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S.
Swap Rate + 6.283%) (S)	8.125	09/19/33	400,000	453,000
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/30/23	635,000	604,203
HBOS PLC (S)	6.000	11/01/33	885,000	989,616
HBOS PLC (S)	6.750	05/21/18	1,403,000	1,603,741
ICICI Bank, Ltd. (S)	4.700	02/21/18	600,000	630,426
ICICI Bank, Ltd. (S)	5.750	11/16/20	500,000	543,177
JPMorgan Chase & Company	4.625	05/10/21	1,085,000	1,188,085
JPMorgan Chase & Company (5.000% to 7-1-19, then 3
month LIBOR + 3.320%) (Q)	5.000	07/01/19	925,000	911,664
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	535,000	504,906
JPMorgan Chase & Company (6.750% to 2-1-24, then 3
month LIBOR + 3.780%) (Q)	6.750	02/01/24	1,400,000	1,494,500
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	600,000	660,750
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year
U.S. Swap Rate + 4.760%) (Q)	7.500	06/27/24	550,000	577,500
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03/27/24	775,000	805,369
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19,
then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10/15/24	355,000	359,447
Swedbank AB (S)	2.125	09/29/17	630,000	639,304
The PNC Financial Services Group, Inc. (P)(Q)	4.447	09/12/14	385,000	384,326
The PNC Financial Services Group, Inc. (4.850% to 6-1-23,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	415,000	394,250
Wells Fargo & Company (5.900% to 6-15-24, then 3 month
LIBOR + 3.110%) (Q)	5.900	06/15/24	970,000	1,013,165

8

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	1,507,000	$1,708,938

Capital Markets 0.9%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23	450,000	493,875
Fifth Street Finance Corp.	4.875	03/01/19	820,000	850,672
Jefferies Group LLC	6.875	04/15/21	650,000	768,430
Jefferies Group LLC	8.500	07/15/19	320,000	399,792
Macquarie Group, Ltd. (S)	6.000	01/14/20	300,000	337,979
Morgan Stanley	4.100	05/22/23	1,400,000	1,403,699
Morgan Stanley	5.500	01/26/20	1,000,000	1,131,740
Morgan Stanley	5.550	04/27/17	385,000	425,218
Morgan Stanley	5.750	01/25/21	265,000	305,838
Morgan Stanley	7.300	05/13/19	1,050,000	1,267,903
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR +
3.610%) (Q)	5.450	07/15/19	595,000	593,513
Stifel Financial Corp.	4.250	07/18/24	520,000	519,016
The Goldman Sachs Group, Inc.	5.250	07/27/21	1,415,000	1,577,937
The Goldman Sachs Group, Inc.	5.750	01/24/22	430,000	493,308
Walter Investment Management Corp. (S)	7.875	12/15/21	680,000	693,600

Consumer Finance 0.3%
Capital One Financial Corp.	4.750	07/15/21	620,000	682,923
Credit Acceptance Corp. (S)	6.125	02/15/21	590,000	607,700
Credito Real SAB de CV (S)	7.500	03/13/19	785,000	843,875
Discover Bank	7.000	04/15/20	1,100,000	1,315,226
Enova International, Inc. (S)	9.750	06/01/21	515,000	520,150

Diversified Financial Services 1.1%
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	765,588	813,437
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	491,987	520,277
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	290,157	309,441
FS Investment Corp.	4.000	07/15/19	625,000	626,196
General Electric Capital Corp.	5.550	05/04/20	2,050,000	2,362,361
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	800,000	936,000
ING Bank NV (S)	5.800	09/25/23	430,000	479,557
ING US, Inc. (5.650% to 5-15-23, then 3 month LIBOR +
3.580%)	5.650	05/15/53	360,000	366,300
Leucadia National Corp.	5.500	10/18/23	1,055,000	1,109,073
Nationstar Mortgage LLC	7.875	10/01/20	395,000	402,900
Nationstar Mortgage LLC	9.625	05/01/19	340,000	375,700
Rabobank Nederland NV	3.875	02/08/22	1,735,000	1,834,789
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	2,224,000	2,982,384
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,178,976

Insurance 0.7%
American International Group, Inc.	4.125	02/15/24	430,000	447,247
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	74,000	102,213
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year
U.S. Swap Rate + 5.210%)	6.375	09/01/24	385,000	408,581
Assured Guaranty US Holdings, Inc. (L)	5.000	07/01/24	750,000	756,459

9

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

AXA SA (6.379% to 12-14-36, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	400,000	$433,000
Genworth Holdings, Inc.	7.625	09/24/21	445,000	551,012
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	650,000	656,500
MetLife, Inc.	6.400	12/15/36	430,000	481,944
Nippon Life Insurance Company (5.000% to 10-18-22, then 3
month LIBOR + 4.240%) (S)	5.000	10/18/42	400,000	430,000
Pacific LifeCorp. (S)	6.000	02/10/20	1,365,000	1,560,379
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month
LIBOR + 3.040%)	5.200	03/15/44	160,000	162,400
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	1,050,000	1,136,625
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	500,000	661,599
USI, Inc. (S)	7.750	01/15/21	490,000	486,325
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	500,000	527,500

Real Estate Investment Trusts 1.0%
American Tower Corp.	3.400	02/15/19	400,000	414,684
American Tower Corp.	4.700	03/15/22	550,000	586,802
ARC Properties Operating Partnership LP (S)	4.600	02/06/24	900,000	917,486
Corrections Corp. of America	4.625	05/01/23	480,000	462,000
Crown Castle Towers LLC (S)	6.113	01/15/20	750,000	873,217
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,426,302
Health Care REIT, Inc.	4.125	04/01/19	1,480,000	1,591,062
Highwoods Realty LP	5.850	03/15/17	925,000	1,023,400
Host Hotels & Resorts LP	5.250	03/15/22	500,000	550,109
iStar Financial, Inc.	5.000	07/01/19	180,000	177,300
Omega Healthcare Investors, Inc. (S)	4.950	04/01/24	610,000	627,080
Rayonier AM Products, Inc. (S)	5.500	06/01/24	120,000	118,200
Ventas Realty LP	4.000	04/30/19	1,200,000	1,284,281
Ventas Realty LP	4.750	06/01/21	810,000	885,724
Weyerhaeuser Company	7.375	03/15/32	750,000	1,012,133

Real Estate Management & Development 0.0%
NANA Development Corp. (S)	9.500	03/15/19	360,000	349,425

Health Care 0.6%				6,982,495

Health Care Equipment & Supplies 0.0%
Alere, Inc.	7.250	07/01/18	450,000	481,500

Health Care Providers & Services 0.3%
21st Century Oncology, Inc. (L)	8.875	01/15/17	515,000	513,713
Community Health Systems, Inc. (S)	6.875	02/01/22	115,000	117,588
National Mentor Holdings, Inc. (S)	12.500	02/15/18	589,000	624,340
Quest Diagnostics, Inc.	2.700	04/01/19	665,000	667,838
Quest Diagnostics, Inc.	4.250	04/01/24	645,000	655,585
Select Medical Corp.	6.375	06/01/21	425,000	435,625
WellCare Health Plans, Inc.	5.750	11/15/20	275,000	280,500

Pharmaceuticals 0.3%
Endo Finance LLC (S)	7.250	01/15/22	425,000	449,438
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22	600,000	602,250
Mallinckrodt International Finance SA (C)(S)	5.750	08/01/22	555,000	557,775
Mylan, Inc. (S)	7.875	07/15/20	770,000	846,843
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	340,000	355,300

10

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	365,000	$394,200

Industrials 1.6%				20,821,816

Aerospace & Defense 0.2%
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	2,680,000	2,412,000

Airlines 0.5%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	1,111,788	1,206,289
American Airlines 2013-2 Class A Pass Through Trust	4.950	01/15/23	528,622	571,916
American Airlines 2013-2 Class B Pass Through Trust	5.600	07/15/20	234,572	246,300
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24	922,794	968,674
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	453,009	484,720
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,301,208	1,536,207
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	858,914	944,805
United Airlines 2014-2 Class A Pass Through Trust (C)	3.750	09/03/26	765,000	763,088
United Airlines 2014-2 Class B Pass Through Trust (C)	4.625	09/03/22	455,000	454,431

Building Products 0.1%
Owens Corning	4.200	12/15/22	690,000	703,873

Commercial Services & Supplies 0.2%
Ahern Rentals, Inc. (S)	9.500	06/15/18	275,000	298,375
Casella Waste Systems, Inc.	7.750	02/15/19	490,000	504,700
Iron Mountain, Inc.	5.750	08/15/24	625,000	625,000
Iron Mountain, Inc.	6.000	08/15/23	430,000	448,275
Safway Group Holding LLC (S)	7.000	05/15/18	245,000	256,638

Construction & Engineering 0.1%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.750	11/13/19	690,000	665,850
Tutor Perini Corp.	7.625	11/01/18	575,000	599,438

Industrial Conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	450,000	478,125
Tenedora Nemak SA de CV (S)	5.500	02/28/23	450,000	465,750

Machinery 0.0%
SPL Logistics Escrow LLC (S)	8.875	08/01/20	264,000	292,380

Marine 0.1%
Global Ship Lease, Inc. (S)	10.000	04/01/19	270,000	283,500
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	510,000	516,375
Navios South American Logistics, Inc. (S)	7.250	05/01/22	600,000	612,000

Trading Companies & Distributors 0.3%
Air Lease Corp.	3.375	01/15/19	715,000	730,194
Air Lease Corp.	3.875	04/01/21	375,000	378,281
Air Lease Corp.	4.750	03/01/20	325,000	345,719
Air Lease Corp.	5.625	04/01/17	260,000	282,100
Aircastle, Ltd.	6.250	12/01/19	240,000	257,400
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,665,975
United Rentals North America, Inc.	5.750	11/15/24	365,000	373,213

Transportation Infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	435,000	450,225

Information Technology 0.1%				1,783,001

Communications Equipment 0.0%
Altice Financing SA (S)	6.500	01/15/22	225,000	231,188

11

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Internet Software & Services 0.0%
Ancestry.com, Inc.	11.000	12/15/20	265,000	$304,750
Ancestry.com, Inc., PIK (S)	9.625	10/15/18	300,000	305,250

Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. (S)	5.875	02/15/22	680,000	714,000

Software 0.0%
Blackboard, Inc. (S)	7.750	11/15/19	225,000	227,813

Materials 1.1%				13,926,290

Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,065,000	2,312,800
CF Industries, Inc.	7.125	05/01/20	600,000	728,971
Methanex Corp.	5.250	03/01/22	525,000	577,450
Rain CII Carbon LLC (S)	8.250	01/15/21	170,000	176,375

Construction Materials 0.1%
American Gilsonite Company (S)	11.500	09/01/17	600,000	653,250
Cemex SAB de CV (S)	6.500	12/10/19	550,000	574,063
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	500,000	498,500

Containers & Packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625	06/15/19	275,000	277,063
Wise Metals Group LLC (S)	8.750	12/15/18	465,000	498,713

Metals & Mining 0.5%
Allegheny Technologies, Inc.	9.375	06/01/19	1,095,000	1,358,757
AngloGold Ashanti Holdings PLC (L)	8.500	07/30/20	630,000	712,845
ArcelorMittal	10.350	06/01/19	2,000,000	2,490,000
AuRico Gold, Inc. (S)	7.750	04/01/20	175,000	177,188
Commercial Metals Company	7.350	08/15/18	500,000	565,000
Edgen Murray Corp. (S)	8.750	11/01/20	260,000	291,200
Gerdau Trade, Inc. (S)	4.750	04/15/23	325,000	315,965
Glencore Finance Canada, Ltd. (S)	4.250	10/25/22	360,000	365,899
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	300,000	299,250
SunCoke Energy, Inc.	7.625	08/01/19	83,000	87,980
Vedanta Resources PLC (S)	7.125	05/31/23	300,000	316,875

Trading Companies & Distributors 0.1%
Glencore Funding LLC (S)	4.125	05/30/23	650,000	648,146

Telecommunication Services 1.1%				13,854,223

Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	5.625	04/01/20	150,000	156,375
CenturyLink, Inc.	5.800	03/15/22	505,000	517,625
CenturyLink, Inc.	6.450	06/15/21	400,000	430,000
CenturyLink, Inc.	7.600	09/15/39	665,000	665,000
Columbus International, Inc. (S)	7.375	03/30/21	325,000	342,875
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	725,000	735,184
T-Mobile USA, Inc.	6.125	01/15/22	240,000	246,900
T-Mobile USA, Inc.	6.250	04/01/21	285,000	297,825
Telecom Italia Capital SA	6.999	06/04/18	400,000	452,000
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	2,006,250
Telecom Italia Capital SA	7.721	06/04/38	1,175,000	1,316,000
Telefonica Emisiones SAU	6.421	06/20/16	925,000	1,012,878
Verizon Communications, Inc.	3.450	03/15/21	800,000	816,300

12

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

Verizon Communications, Inc.	6.550	09/15/43	770,000	$965,426
Wind Acquisition Finance SA (S)	7.375	04/23/21	600,000	625,500

Wireless Telecommunication Services 0.3%
Comcel Trust (S)	6.875	02/06/24	550,000	591,250
Digicel Group, Ltd. (S)	8.250	09/30/20	885,000	944,738
Millicom International Cellular SA (S)	4.750	05/22/20	265,000	261,688
Millicom International Cellular SA (S)	6.625	10/15/21	450,000	478,125
SBA Tower Trust (S)	3.598	04/15/18	590,000	591,284
SoftBank Corp. (S)	4.500	04/15/20	400,000	401,000

Utilities 0.6%				7,875,344

Electric Utilities 0.3%
Beaver Valley II Funding Corp.	9.000	06/01/17	66,000	69,345
DPL, Inc.	7.250	10/15/21	650,000	685,750
Electricite de France SA (5.250% to 1-29-23, then 10 Year
U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	900,000	914,517
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	620,000	660,920
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	500,000	562,500
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	280,000	285,950
NRG Yield Operating LLC (S)	5.375	08/15/24	485,000	485,000
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	450,000	488,250

Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	6.625	03/15/23	230,000	236,900
NRG Energy, Inc.	7.625	01/15/18	500,000	555,000

Multi-Utilities 0.2%
CMS Energy Corp.	5.050	03/15/22	810,000	913,212
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	2,018,000

Capital Preferred Securities 0.3%				$3,768,738

(Cost $3,676,266)

Financials 0.3%				3,768,738

Banks 0.0%
Sovereign Capital Trust VI	7.908	06/13/36	180,000	192,335

Capital Markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000	09/12/14	1,195,000	947,038

Diversified Financial Services 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	08/28/14	1,094,000	886,140

Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	160,000	202,400
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	1,430,000	1,540,825

13

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 0.1%				$1,051,838

(Cost $1,050,334)

Energy 0.1%				1,051,838

Energy Equipment & Services 0.1%
Paragon Offshore Finance Company (T)	TBD	06/19/21	740,000	735,838

Oil, Gas & Consumable Fuels 0.0%
Templar Energy LLC	8.000	11/25/20	320,000	316,000

Collateralized Mortgage Obligations 4.1%				$52,848,431

(Cost $55,285,298)

Commercial & Residential 3.4%				43,794,489

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.735	08/25/35	260,633	246,659
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.456	12/25/46	12,931,704	945,306
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.375	06/25/45	1,233,288	1,168,703
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.752	09/15/26	560,000	562,653
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03/25/35	578,478	586,824
Series 2005-5, Class A2 (P)	2.266	08/25/35	765,963	777,045
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.715	07/25/35	868,210	815,070
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	972,573	915,184
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10/25/34	467,451	479,694
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	5.819	07/10/38	635,000	685,466
Series 2010-C1, Class D (P) (S)	5.909	07/10/46	530,000	581,431
Series 2012-CR2, Class XA IO	1.922	08/15/45	4,350,274	457,553
Series 2012-LC4, Class C (P)	5.647	12/10/44	895,000	1,000,406
Series 2013-300P, Class D (P) (S)	4.394	08/10/30	1,000,000	1,007,986
Series 2013-CR11, Class B (P)	5.164	10/10/46	970,000	1,069,994
Series 2013-CR13, Class C (P)	4.757	12/10/23	575,000	603,879
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	755,000	822,818
Series 2014-CR15, Class XA IO	1.360	02/10/47	8,810,824	661,244
Series 2014-CR16, Class C (P)	4.906	04/10/47	815,000	860,115
Series 2014-TWC, Class D (P) (S)	2.402	02/13/32	740,000	746,513
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.695	06/25/34	817,054	768,086
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.296	12/05/31	800,000	803,242
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	2.976	08/19/34	628,549	614,789
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.606	06/20/35	1,278,149	1,216,339
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11/05/30	697,600	700,099
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	584,000	600,118
Series 2014-ORL, Class D (P) (S)	2.300	07/15/29	1,015,000	1,015,599

14

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.213	07/25/35	11,427,938	$824,011
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (P)	4.679	04/15/47	945,000	978,529
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AM (P)	6.022	02/15/51	1,080,000	1,199,992
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	1,225,000	1,296,493
Series 2012-HSBC, Class XA IO (S)	1.431	07/05/32	4,740,000	464,975
Series 2012-PHH, Class D (P) (S)	3.420	10/15/25	285,000	285,676
Series 2013-JWRZ, Class D (P) (S)	3.142	04/15/30	540,000	541,875
Series 2014-FBLU, Class D (P) (S)	2.752	12/15/28	1,220,000	1,222,734
Series 2014-FBLU, Class E (P) (S)	3.652	12/15/28	845,000	847,685
Series 2014-INN, Class F (P) (S)	4.152	06/15/29	765,000	765,064
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.255	11/25/34	825,000	768,039
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.147	12/25/34	691,358	677,895
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.187	02/15/46	810,000	819,168
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.704	08/25/34	973,325	965,679
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	567,175	529,213
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	1,350,000	1,362,137
Opteum Mortgage Acceptance Corp.
Series 2005-3, Class APT (P)	0.445	07/25/35	766,253	751,675
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	335,000	334,996
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.775	05/10/63	3,481,423	294,118
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	1,044,000	1,057,372
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	365,000	398,305
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.445	12/25/45	663,005	624,990
Series 2005-AR2, Class 2A1B (P)	0.525	01/25/45	299,335	277,668
Series 2005-AR2, Class 2A3 (P)	0.505	01/25/45	1,235,843	1,156,318
Series 2005-AR8, Class 2AB2 (P)	0.575	07/25/45	755,077	716,389
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	1,970,000	1,901,089
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	900,000	809,318
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.232	11/15/45	6,349,844	747,599
Series 2013-C16, Class B (P)	4.984	09/15/46	425,000	462,672

U.S. Government Agency 0.7%				9,053,942

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	5,292,324	1,021,357
Series 3794, Class PI IO	4.500	02/15/38	2,985,537	326,851
Series K017, Class X1 IO	1.439	12/25/21	5,852,410	487,002
Series K022, Class X1 IO	1.302	07/25/22	16,093,149	1,319,429
Series K709, Class X1 IO	1.540	03/25/19	3,166,159	193,854
Series K710, Class X1 IO	1.780	05/25/19	3,456,504	249,712

15

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Series K711, Class X1 IO	1.709	07/25/19	8,440,035	$595,942
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	2,785,020	410,684
Series 2012-118, Class IB IO	3.500	11/25/42	1,873,443	421,450
Series 2012-137, Class WI IO	3.500	12/25/32	2,145,772	417,043
Series 402, Class 4 IO	4.000	10/25/39	3,447,911	696,053
Series 407, Class 15 IO	5.000	01/25/40	3,247,857	661,032
Series 407, Class 21 IO	5.000	01/25/39	1,644,322	278,861
Series 407, Class 7 IO	5.000	03/25/41	3,030,927	629,094
Series 407, Class 8 IO	5.000	03/25/41	1,507,858	323,264
Government National Mortgage Association
Series 2012-114, Class IO	1.038	01/16/53	3,501,037	306,323
Series 2013-42, Class IA IO	3.500	03/20/43	1,723,686	267,992
Series 2013-42, Class YI IO	3.500	03/20/43	2,902,469	447,999

Asset Backed Securities 2.4%				$30,355,987

(Cost $29,656,702)

Asset Backed Securities 2.4%				30,355,987

ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.830	05/25/35	440,000	420,033
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.605	10/25/35	1,060,000	921,444
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07/15/19	505,000	507,067
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	865,000	794,927
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.232	01/25/34	270,510	260,427
Series 2004-W6, Class M1 (P)	0.980	05/25/34	278,601	271,062
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	946,215	878,076
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07/15/19	1,017,000	1,013,562
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09/20/19	665,000	749,484
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.729	06/25/37	922,601	954,185
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	1,398,281	1,425,296
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.417	02/25/35	738,231	754,873
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1 (P) (S)	0.625	05/25/36	990,000	954,421
Series 2014-ICE, Class D (P) (S)	2.400	04/15/27	625,000	626,748
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1 (P)	0.572	07/25/35	370,000	355,597
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	738,215	786,793
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	805,000	785,608
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11/15/25	2,090,000	2,087,126
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09/15/19	765,000	761,859

16

Balanced Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities (continued)

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.920	06/25/35	325,241	$326,234
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.425	10/25/35	1,052,604	988,435
GSAA Trust
Series 2005-10, Class M3 (P)	0.705	06/25/35	740,000	702,989
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.175	05/25/35	1,345,000	1,297,951
Series 2005-6, Class M1 (P)	0.625	12/25/35	400,000	399,105
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.905	09/25/35	417,233	391,982
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.830	03/25/35	1,510,000	1,425,460
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.575	03/25/35	450,000	425,108
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050	06/20/31	890,000	887,136
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	563,270	596,827
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.592	11/25/35	650,000	620,751
Specialty Underwriting & Residential Finance Trust
Series 2006-BC 1, Class A2D (P)	0.455	12/25/36	1,100,000	1,059,146
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.656	02/25/35	757,628	751,661
TAL Advantage V LLC
Series 2014-1A, Class A (S)	3.510	02/22/39	450,417	455,388
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	375,296	378,865
Series 2012-2A, Class B (S)	4.500	01/20/25	1,747,208	1,777,557
Series 2012-3A, Class A (S)	2.500	03/20/25	836,235	841,545
Series 2012-3A, Class B (S)	4.500	03/20/25	836,235	851,296
Series 2013-1A, Class B (S)	3.750	08/20/25	232,775	234,963
Series 2014-AA, Class A (S)	6.250	10/20/26	635,000	635,000

		Yield (%)	Shares	Value

Securities Lending Collateral 2.6%				$33,536,417

(Cost $33,534,412)

John Hancock Collateral Investment Trust (W)		0.0965(Y)	3,351,229	33,536,417

			Par value	Value

Short-Term Investments 1.9%				$24,813,000

(Cost $24,813,000)

Repurchase Agreement 1.9%				24,813,000

Barclays Tri-Party Repurchase Agreement dated 7-31-14 at 0.060% to be repurchased at $23,983,040 on 8-1-14, collateralized by
$19,216,600 U.S. Treasury Inflation Indexed Notes, 2.625% due 7-
15-17 (valued at $24,462,727, including interest)			$23,983,000	23,983,000
Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $830,000 on 8-1-14, collateralized by
$850,000 Federal Home Loan Mortgage Corp., 1.100% due 10-5-17
(valued at $846,813, including interest)			830,000	830,000

17

Balanced Fund
As of 7-31-14 (Unaudited)

Total investments (Cost $1,051,947,609)† 101.8%	$1,305,230,378

Other assets and liabilities, net (1.8%)	($22,884,992)

Total net assets 100.0%	$1,282,345,386

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

ADR American Depositary Receipts

BRL Brazilian Real

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-14. The value of securities on loan amounted to $32,776,153.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-14.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,060,023,191. Net unrealized appreciation aggregated $245,207,187 of which $254,717,848 related to appreciated investment securities and $9,510,661 related to depreciated investment securities.

18

Balanced Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

19

Balanced Fund
As of 7-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$62,678,207	$62,678,207	—	—
Consumer Staples	66,730,230	66,730,230	—	—
Energy	92,836,985	92,835,874	—	$1,111
Financials	190,938,877	190,938,877	—	—
Health Care	113,344,222	113,344,222	—	—
Industrials	81,710,734	81,710,734	—	—
Information Technology	124,596,345	124,596,345	—	—
Materials	25,966,858	25,966,858	—	—
Telecommunication Services	33,275,525	33,275,525	—	—
Utilities	21,864,916	21,864,916	—	—
Preferred Securities
Financials	4,228,571	3,400,731	$827,840	—
Industrials	8,342,824	8,342,824	—	—
Utilities	961,636	961,636	—	—
U.S. Government & Agency Obligations	139,026,354	—	139,026,354	—
Foreign Government Obligations	499,126	—	499,126	—
Corporate Bonds	191,854,557	—	191,854,557	—
Capital Preferred Securities	3,768,738	—	3,768,738	—
Term Loans	1,051,838	—	1,051,838	—
Collateralized Mortgage Obligations	52,848,431	—	51,832,832	1,015,599
Asset Backed Securities	30,355,987	—	30,355,987	—
Securities Lending Collateral	33,536,417	33,536,417	—	—
Short-Term Investments	24,813,000	—	24,813,000	—

Total Investments in Securities	$1,305,230,378	$860,183,396	$444,030,272	$1,016,710

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Balanced Fund.

36Q3 7/14
9/14

John Hancock
Large Cap Equity Fund

Quarterly portfolio holdings 7/31/2014

INVESTMENTS

Large Cap Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$2,627,769,393

(Cost $2,096,297,406)

Consumer Discretionary 16.4%		442,390,362

Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	393,607	37,219,478
Starbucks Corp.	377,881	29,353,796

Household Durables 6.3%
Lennar Corp., Class A	2,360,195	85,509,865
NVR, Inc. (I)	44,565	50,200,690
Tempur Sealy International, Inc. (I)	605,306	33,116,291

Internet & Catalog Retail 4.9%
Amazon.com, Inc. (I)	425,057	133,038,590

Specialty Retail 2.7%
CarMax, Inc. (I)	637,206	31,102,025
Lowe's Companies, Inc.	895,499	42,849,627

Consumer Staples 5.6%		151,644,438

Beverages 4.6%
Diageo PLC, ADR	320,692	38,553,592
PepsiCo, Inc.	619,793	54,603,763
SABMiller PLC	561,098	30,552,673

Tobacco 1.0%
Philip Morris International, Inc.	340,622	27,934,410

Energy 12.5%		338,856,602

Energy Equipment & Services 3.9%
National Oilwell Varco, Inc.	434,814	35,237,327
Schlumberger, Ltd.	662,542	71,812,927

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	630,005	64,676,313
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Cabot Oil & Gas Corp.	780,086	25,703,834
Chevron Corp.	237,423	30,684,549
Exxon Mobil Corp.	294,240	29,112,106
Occidental Petroleum Corp.	600,642	58,688,730
Southwestern Energy Company (I)	565,200	22,935,816

Financials 24.7%		668,239,437

Banks 12.4%
Bank of America Corp.	7,555,904	115,227,536
Citigroup, Inc.	1,310,965	64,119,298
JPMorgan Chase & Company	2,180,991	125,777,751
Wells Fargo & Company	581,343	29,590,358

Capital Markets 7.5%
Morgan Stanley	1,293,561	41,833,763
State Street Corp.	369,641	26,037,512
T. Rowe Price Group, Inc.	643,878	50,003,565
The Goldman Sachs Group, Inc.	489,136	84,556,940

Consumer Finance 0.9%
American Express Company	293,555	25,832,840

1

Large Cap Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 3.9%
American International Group, Inc.	1,526,382	$79,341,336
Prudential Financial, Inc.	298,017	25,918,538

Health Care 6.5%		175,171,444

Biotechnology 1.8%
Amgen, Inc.	373,218	47,544,241

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	627,390	38,735,059

Pharmaceuticals 3.3%
Merck & Company, Inc.	909,194	51,587,668
Novartis AG, ADR	429,083	37,304,476

Industrials 5.8%		157,943,025

Aerospace & Defense 0.9%
L-3 Communications Holdings, Inc.	238,512	25,034,220

Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	306,997	29,806,339

Industrial Conglomerates 1.7%
General Electric Company	1,792,617	45,084,318

Machinery 0.8%
Caterpillar, Inc.	225,516	22,720,737

Professional Services 1.3%
IHS, Inc., Class A (I)	268,687	35,297,411

Information Technology 25.6%		693,524,085

Communications Equipment 4.2%
QUALCOMM, Inc.	1,548,885	114,152,825

Internet Software & Services 10.4%
Facebook, Inc., Class A (I)	1,546,512	112,354,097
Google, Inc., Class A (I)	106,550	61,751,053
Google, Inc., Class C (I)	106,550	60,903,980
LinkedIn Corp., Class A (I)	262,866	47,484,114

Software 2.6%
Oracle Corp.	1,755,038	70,885,985

Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	1,509,193	144,233,575
EMC Corp.	2,790,391	81,758,456

	Par value	Value

Short-Term Investments 2.9%		$79,792,000

(Cost $79,792,000)

Repurchase Agreement 2.9%		79,792,000

Barclays Tri-Party Repurchase Agreement dated 7-31-14 at 0.060% to be repurchased at $77,600,129 on 8-1-14, collateralized by
$63,629,200 Treasury Inflation Index Notes, 0.125--2.625% due 1-
15-2016 to 4-15-2018 (valued at $79,152,207, including interest)	$77,600,000	77,600,000

2

Large Cap Equity Fund
As of 7-31-14 (Unaudited)

	Par value	Value
Repurchase Agreement (continued)

Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $2,192,000 on 8-1-14, collateralized by $2,245,000 Federal Home Loan Mortgage Corp., 1.100% due 10-
5-17 (valued at $2,236,581, including interest)	$2,192,000	$2,192,000

Total investments (Cost $2,176,089,406)† 100.0%		$2,707,561,393

Other assets and liabilities, net 0.0%		($704,913)

Total net assets 100.0%		$2,706,856,480

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,179,695,685. Net unrealized appreciation aggregated $527,865,708, of which $533,644,352 related to appreciated investment securities and $5,778,644 related to depreciated investment securities.

3

Large Cap Equity Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as Jule 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$442,390,362	$442,390,362	—	—
Consumer Staples	151,644,438	121,091,765	$30,552,673	—
Energy	338,856,602	338,851,602	—	$5,000
Financials	668,239,437	668,239,437	—	—
Health Care	175,171,444	175,171,444	—	—
Industrials	157,943,025	157,943,025	—	—
Information Technology	693,524,085	693,524,085	—	—
Short-Term Investments	79,792,000	—	79,792,000	—

Total Investments in Securities	$2,707,561,393	$2,597,211,720	$110,344,673	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s inves tments as part of the caption related to the repurchase agreement.

4

Large Cap Equity Fund
As of 7-31-14 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s sig nificant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

50Q3 7/14
9/14

John Hancock
Global Opportunities Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Global Opportunities Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 97.5%		$140,369,640

(Cost $131,915,395)

Australia 2.3%		3,334,540

Amcor, Ltd.	348,390	3,334,540

Belgium 1.0%		1,456,552

Anheuser-Busch InBev NV	13,495	1,456,552

Bermuda 1.2%		1,774,186

Catlin Group, Ltd.	209,107	1,774,186

France 5.9%		8,516,142

Safran SA	47,938	2,817,182
Sanofi	28,806	3,024,366
Total SA	41,470	2,674,594

Germany 1.3%		1,893,051

Deutsche Boerse AG	26,149	1,893,051

Hong Kong 1.9%		2,638,998

Hutchison Whampoa, Ltd.	194,355	2,638,998

Ireland 3.1%		4,397,722

Accenture PLC, Class A	25,977	2,059,457
Experian PLC	136,655	2,338,265

Italy 2.0%		2,835,616

Eni SpA	111,437	2,835,616

Japan 8.1%		11,655,040

Bridgestone Corp.	80,500	2,905,274
Honda Motor Company, Ltd.	76,049	2,647,346
Japan Tobacco, Inc.	84,400	2,968,139
Nippon Telegraph & Telephone Corp.	47,200	3,134,281

Luxembourg 1.0%		1,458,889

SES SA	39,664	1,458,889

Netherlands 5.0%		7,215,681

Akzo Nobel NV	36,336	2,617,049
Heineken NV	26,489	1,860,729
Koninklijke Ahold NV	157,023	2,737,903

Norway 1.5%		2,173,382

Statoil ASA	76,060	2,173,382

Singapore 1.4%		2,001,213

ComfortDelGro Corp., Ltd.	968,297	2,001,213

Switzerland 5.8%		8,359,437

Novartis AG	29,815	2,593,863
Roche Holding AG	12,390	3,595,647
Tyco International, Ltd.	50,288	2,169,927

United Kingdom 9.8%		14,093,757

Aon PLC	25,049	2,113,134
British American Tobacco PLC	64,501	3,778,621
GlaxoSmithKline PLC	115,355	2,779,909
HSBC Holdings PLC	292,411	3,134,913

1

Global Opportunities Fund
As of 7-31-14 (Unaudited)

		Shares	Value

United Kingdom (continued)

Pearson PLC		118,908	$2,287,180

United States 46.2%			66,565,434

Apple, Inc.		38,443	3,673,998
Arthur J. Gallagher & Company		65,228	2,935,260
Baxter International, Inc.		41,009	3,062,962
Brazil Ethanol, Inc. (I) (S)		283,419	2,834
Chevron Corp.		14,593	1,885,999
Eaton Corp. PLC		57,459	3,902,615
Honeywell International, Inc.		24,653	2,263,885
Huntington Bancshares, Inc.		224,105	2,200,711
Johnson & Johnson		43,869	4,390,848
JPMorgan Chase & Company		66,269	3,821,733
Macy's, Inc.		44,513	2,572,406
Mattel, Inc.		58,460	2,070,946
Microsoft Corp.		66,614	2,875,060
Mondelez International, Inc., Class A		78,062	2,810,232
Northern Trust Corp.		28,139	1,882,218
Pfizer, Inc.		76,158	2,185,735
Philip Morris International, Inc.		36,170	2,966,302
QUALCOMM, Inc.		36,444	2,685,923
Raytheon Company		20,292	1,841,905
Samsonite International SA		581,100	1,800,786
The Procter & Gamble Company		35,262	2,726,458
United Technologies Corp.		30,644	3,222,217
Verizon Communications, Inc.		51,373	2,590,226
Viacom, Inc., Class B		48,037	3,971,219
Wells Fargo & Company		43,673	2,222,956

	Yield (%)	Shares	Value

Short-Term Investments 2.7%			$3,933,394

(Cost $3,933,394)

Money Market Funds 2.7%			3,933,394

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	3,933,394	3,933,394

Total investments (Cost $135,848,789)† 100.2%			$144,303,034

Other assets and liabilities, net (0.2%)			($282,211)

Total net assets 100.0%			$144,020,823

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Y) The rate shown is the annualized seven-day yield as of 7-31-14.

2

Global Opportunities Fund
As of 7-31-14 (Unaudited)

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $136,134,346. Net unrealized appreciation aggregated $8,168,688, of which $12,370,015 related to appreciated investment securities and $4,201,327 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 7-31-14:

Industrials	16.1%
Financials	15.3%
Health Care	15.0%
Consumer Staples	14.8%
Consumer Discretionary	13.7%
Information Technology	7.8%
Energy	6.6%
Materials	4.1%
Telecommunication Services	4.1%
Short-Term Investments & Other	2.5%

Total	100.0%

3

Global Opportunities Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$3,334,540	—	$3,334,540	—
Belgium	1,456,552	—	1,456,552	—
Bermuda	1,774,186	—	1,774,186	—
France	8,516,142	—	8,516,142	—
Germany	1,893,051	—	1,893,051	—
Hong Kong	2,638,998	—	2,638,998	—
Ireland	4,397,722	$2,059,457	2,338,265	—
Italy	2,835,616	—	2,835,616	—
Japan	11,655,040	—	11,655,040	—
Luxembourg	1,458,889	—	1,458,889	—
Netherlands	7,215,681	—	7,215,681	—
Norway	2,173,382	—	2,173,382	—
Singapore	2,001,213	—	2,001,213	—
Switzerland	8,359,437	2,169,927	6,189,510	—
United Kingdom	14,093,757	2,113,134	11,980,623	—
United States	66,565,434	64,761,764	1,800,836	$2,834
Short-Term Investments	3,933,394	3,933,394	—	—

Total Investments in Securities	$144,303,034	$75,037,676	$69,262,524	$2,834

4

Global Opportunities Fund
As of 7-31-14 (Unaudited)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

69Q3 7/14
9/14

John Hancock
Seaport Fund

Quarterly portfolio holdings 7/31/2014

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 90.2%		$167,927,214

(Cost $163,138,240)

Consumer Discretionary 6.6%		12,398,934

Diversified Consumer Services 0.5%
Kroton Educacional SA	34,700	924,110

Hotels, Restaurants & Leisure 1.2%
Bloomin' Brands, Inc. (I)	43,269	847,640
Compass Group PLC	6,216	101,287
Diamond Resorts International, Inc. (I)	50,479	1,259,956

Household Durables 1.1%
Lennar Corp., Class A (L)	26,537	961,436
Whirlpool Corp.	8,484	1,210,158

Internet & Catalog Retail 1.6%
Amazon.com, Inc. (I)	1,790	560,252
Expedia, Inc. (L)	5,000	397,100
HomeAway, Inc. (I)(L)	15,415	535,209
The Priceline Group, Inc. (I)	780	969,111
TripAdvisor, Inc. (I)	5,695	540,114

Media 0.7%
IMAX Corp. (I)(L)	12,075	317,452
Markit, Ltd. (I)	4,600	116,426
The Walt Disney Company (L)	4,410	378,731
Time Warner Cable, Inc. (L)	2,900	420,790
TVN SA (I)	23,385	106,384

Specialty Retail 1.0%
AutoZone, Inc. (I)(L)	1,210	625,606
Lowe's Companies, Inc.	25,026	1,197,494

Textiles, Apparel & Luxury Goods 0.5%
Samsonite International SA	300,000	929,678

Consumer Staples 1.6%		2,908,171

Food & Staples Retailing 1.0%
Brasil Pharma SA (I)	48,200	75,845
CVS Caremark Corp. (L)	10,470	799,489
Walgreen Company	14,540	999,916

Food Products 0.4%
Cranswick PLC	17,792	379,135
Greencore Group PLC	59,241	264,090

Personal Products 0.2%
Hypermarcas SA (I)	29,000	231,233
Nu Skin Enterprises, Inc., Class A	2,700	158,463

Energy 1.6%		2,979,714

Energy Equipment & Services 0.4%
Baker Hughes, Inc.	11,383	782,809

Oil, Gas & Consumable Fuels 1.2%
Pacific Rubiales Energy Corp.	50,700	969,501
Pioneer Natural Resources Company	4,547	1,006,979
PrairieSky Royalty, Ltd.	6,100	220,425

1

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials 20.4%		$38,041,353

Banks 5.7%
Alior Bank SA (I)	19,909	491,022
BNP Paribas SA	5,516	366,006
Citigroup, Inc. (L)	20,300	992,873
Credit Agricole SA	33,845	457,835
DNB ASA	27,888	494,219
First Citizens BancShares, Inc., Class A	3,300	733,755
First Republic Bank (L)	5,800	270,976
Investors Bancorp, Inc.	47,900	495,765
Itau Unibanco Holding SA, ADR	61,125	941,325
Jyske Bank A/S (I)	4,952	281,021
Mitsubishi UFJ Financial Group, Inc.	57,900	341,454
Shinsei Bank, Ltd.	240,000	507,486
Societe Generale SA	8,431	423,257
Standard Chartered PLC	26,072	540,675
The PNC Financial Services Group, Inc.	17,300	1,428,274
Wells Fargo & Company	16,500	839,850
Zions Bancorporation (L)	33,600	968,352

Capital Markets 3.9%
American Capital, Ltd. (I)(L)	64,500	977,820
Ameriprise Financial, Inc.	5,000	598,000
Anima Holding SpA (I)	94,066	557,455
Artisan Partners Asset Management, Inc., Class A	8,600	448,060
BlackRock, Inc.	3,605	1,098,552
Henderson Group PLC	235,060	960,891
HFF, Inc., Class A	20,513	696,621
Ichiyoshi Securities Company, Ltd.	14,300	175,959
Julius Baer Group, Ltd. (I)	32,957	1,398,106
SEI Investments Company	1,500	53,730
Virtus Investment Partners, Inc.	312	63,976
WisdomTree Investments, Inc. (I)(L)	20,800	213,408

Consumer Finance 0.2%
Synchrony Financial (I)	15,100	347,300

Diversified Financial Services 1.3%
Challenger, Ltd.	52,377	387,876
ING Groep NV (I)	61,022	792,528
MSCI, Inc. (I)(L)	17,892	809,613
Nomad Holdings, Ltd. (I)	24,900	258,669
WL Ross Holding Corp. (I)	23,000	236,900

Insurance 5.5%
Ageas	17,993	645,787
AIA Group, Ltd.	80,200	430,177
American International Group, Inc. (L)	42,688	2,218,922
Assured Guaranty, Ltd. (L)	34,500	770,040
BB Seguridade Participacoes SA	62,400	910,387
Brasil Insurance Participacoes e Administracao SA	13,800	56,934
Delta Lloyd NV	32,304	746,182
Primerica, Inc. (L)	10,100	465,408
Principal Financial Group, Inc.	8,100	402,408
Prudential Financial, Inc.	4,300	373,971
St James's Place PLC	114,789	1,403,055
T&D Holdings, Inc.	31,200	391,578
The Allstate Corp. (L)	5,200	303,940
The Hartford Financial Services Group, Inc. (L)	24,480	836,237

2

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Tokio Marine Holdings, Inc.	11,000	$345,914

Real Estate Investment Trusts 2.7%
Eurobank Properties Real Estate Investment Company	31,891	404,322
Hibernia REIT PLC (I)	252,747	356,942
Industrial & Infrastructure Fund Investment Corp.	52	455,474
Kennedy Wilson Europe Real Estate PLC (I)	95,644	1,716,040
Plum Creek Timber Company, Inc.	8,000	330,960
Prologis Property Mexico SA de CV (I)	108,600	225,908
SL Green Realty Corp.	8,984	968,475
Two Harbors Investment Corp.	18,937	193,726
Weyerhaeuser Company	9,500	297,540

Real Estate Management & Development 0.6%
Forest City Enterprises, Inc., Class A (I)	30,600	586,602
Kennedy-Wilson Holdings, Inc. (L)	18,700	437,580
Mitsui Fudosan Company, Ltd.	5,000	165,119

Thrifts & Mortgage Finance 0.5%
Beneficial Mutual Bancorp, Inc. (I)	32,700	427,716
EverBank Financial Corp.	27,600	524,400

Health Care 27.1%		50,446,239

Biotechnology 7.3%
Actelion, Ltd. (I)	2,167	260,269
Alkermes PLC (I)(L)	36,281	1,551,376
Alnylam Pharmaceuticals, Inc. (I)	10,360	559,958
Anacor Pharmaceuticals, Inc. (I)	22,410	373,127
Arena Pharmaceuticals, Inc. (I)(L)	104,569	484,154
BioCryst Pharmaceuticals, Inc. (I)	20,700	259,164
Biogen Idec, Inc. (I)	2,170	725,626
Celgene Corp. (I)	7,220	629,223
Cepheid, Inc. (I)	5,200	195,728
Cubist Pharmaceuticals, Inc. (I)	4,430	269,787
Dyax Corp. (I)	56,060	528,085
Epizyme, Inc. (I)	3,170	99,284
Exelixis, Inc. (I)	34,890	140,956
Foundation Medicine, Inc. (I)	19,220	432,834
Genus PLC	13,222	233,455
Gilead Sciences, Inc. (I)	9,580	877,049
Incyte Corp. (I)	8,060	383,414
Ironwood Pharmaceuticals, Inc. (I)(L)	59,346	878,321
Kite Pharma, Inc. (I)	400	9,400
Neurocrine Biosciences, Inc. (I)	15,900	215,922
Novavax, Inc. (I)	52,530	227,455
NPS Pharmaceuticals, Inc. (I)	33,870	946,328
Portola Pharmaceuticals, Inc. (I)(L)	30,326	762,396
Prothena Corp. PLC (I)	12,800	222,208
Regeneron Pharmaceuticals, Inc. (I)	4,050	1,280,691
Seattle Genetics, Inc. (I)	3,250	114,400
Synageva BioPharma Corp. (I)	1,820	124,506
TESARO, Inc. (I)	10,220	293,927
Versartis, Inc. (I)	190	3,876
Vertex Pharmaceuticals, Inc. (I)	5,777	513,633

Health Care Equipment & Supplies 2.9%
ABIOMED, Inc. (I)	7,600	194,560
Boston Scientific Corp. (I)(L)	23,150	295,857

3

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Covidien PLC	5,670	$490,512
DexCom, Inc. (I)(L)	21,256	800,926
Globus Medical, Inc., Class A (I)	19,260	429,498
HeartWare International, Inc. (I)(L)	11,772	991,320
Insulet Corp. (I)	22,702	802,289
K2M Group Holdings, Inc. (I)	12,700	215,519
Medtronic, Inc.	5,670	350,066
Olympus Corp. (I)	3,630	130,621
St. Jude Medical, Inc.	7,810	509,134
Stryker Corp. (L)	2,880	229,738

Health Care Providers & Services 6.7%
Acadia Healthcare Company, Inc. (I)	25,895	1,234,156
Aetna, Inc. (L)	18,750	1,453,688
Al Noor Hospitals Group PLC	22,258	381,756
Cardinal Health, Inc.	9,630	689,990
Cigna Corp.	9,400	846,376
Envision Healthcare Holdings, Inc. (I)(L)	40,811	1,458,993
Express Scripts Holding Company (I)	3,420	238,203
HCA Holdings, Inc. (I)(L)	20,590	1,344,733
iKang Healthcare Group, Inc., ADR (I)	1,300	24,388
McKesson Corp. (L)	6,190	1,187,613
MEDNAX, Inc. (I)	4,320	255,658
NMC Health PLC	57,050	451,537
Phoenix Healthcare Group Company, Ltd.	112,070	165,975
Qualicorp SA (I)	19,250	222,727
Spire Healthcare Group PLC (I)	39,500	140,711
Team Health Holdings, Inc. (I)	5,020	283,881
UnitedHealth Group, Inc.	5,240	424,702
Universal Health Services, Inc., Class B	7,360	784,576
WellCare Health Plans, Inc. (I)	13,690	853,982

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc. (I)	20,690	329,385
Cerner Corp. (I)	8,600	474,720
IMS Health Holdings, Inc. (I)	23,735	619,484

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. (L)	930	52,164
Covance, Inc. (I)	2,690	225,745
MorphoSys AG (I)	4,253	406,940
PAREXEL International Corp. (I)	2,690	144,076
Quintiles Transnational Holdings, Inc. (I)	6,140	337,270
Tecan Group AG	1,134	128,504
WuXi PharmaTech Cayman, Inc., ADR (I)	18,350	565,364

Pharmaceuticals 8.4%
Actavis PLC (I)(L)	10,126	2,169,597
Aerie Pharmaceuticals, Inc. (I)	5,600	99,288
Almirall SA (I)	22,446	343,099
AstraZeneca PLC	16,524	1,206,523
Auxilium Pharmaceuticals, Inc. (I)(L)	20,530	411,011
Bristol-Myers Squibb Company (L)	59,472	3,010,473
Daiichi Sankyo Company, Ltd.	19,490	354,400
Dr. Reddy's Laboratories, Ltd., ADR	4,460	199,585
Eisai Company, Ltd.	10,100	427,834
Eli Lilly & Company	7,050	430,473
Hospira, Inc. (I)	8,300	460,401
Kyowa Hakko Kirin Company, Ltd.	17,300	237,678

4

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Luye Pharma Group, Ltd. (I)	11,000	$9,637
Merck & Company, Inc.	7,140	405,124
Mylan, Inc. (I)(L)	6,400	315,968
Novartis AG	2,310	200,967
Ono Pharmaceutical Company, Ltd.	15,610	1,320,439
Relypsa, Inc. (I)(L)	9,270	209,595
Roche Holding AG	2,030	589,117
Salix Pharmaceuticals, Ltd. (I)	3,410	449,813
Sanofi	1,860	195,283
Shionogi & Company, Ltd.	39,760	858,375
Teva Pharmaceutical Industries, Ltd., ADR	8,410	449,935
The Medicines Company (I)	17,565	410,494
UCB SA	10,000	917,241

Industrials 11.2%		20,920,728

Aerospace & Defense 0.6%
DigitalGlobe, Inc. (I)(L)	41,750	1,091,763

Commercial Services & Supplies 1.5%
Clean Harbors, Inc. (I)	9,822	566,042
Edenred	54,402	1,700,465
Mitie Group PLC	80,658	414,127
West Corp.	4,670	120,346

Construction & Engineering 0.6%
AECOM Technology Corp. (I)	35,271	1,197,450

Electrical Equipment 0.7%
Acuity Brands, Inc.	5,809	623,131
Nidec Corp.	11,800	768,495

Industrial Conglomerates 0.5%
Danaher Corp.	12,075	892,101

Marine 0.6%
Irish Continental Group PLC	307,350	1,095,295

Professional Services 4.3%
Equifax, Inc. (L)	17,300	1,316,357
Experian PLC	41,720	713,859
Huron Consulting Group, Inc. (I)	11,845	715,912
IHS, Inc., Class A (I)(L)	12,380	1,626,361
ManpowerGroup, Inc. (L)	20,516	1,597,991
Robert Half International, Inc. (L)	15,650	761,373
SThree PLC	105,193	635,471
Verisk Analytics, Inc., Class A (I)(L)	3,065	184,023
WageWorks, Inc. (I)	11,125	464,358

Road & Rail 0.8%
DSV A/S	24,548	775,214
Landstar System, Inc.	11,300	747,269

Trading Companies & Distributors 1.5%
AerCap Holdings NV (I)(L)	41,202	1,797,643
HD Supply Holdings, Inc. (I)	39,647	1,007,827

Transportation Infrastructure 0.1%
Groupe Eurotunnel SA	8,150	107,855

5

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Information Technology 20.7%		$38,502,566

Communications Equipment 1.6%
Aruba Networks, Inc. (I)(L)	23,800	425,068
F5 Networks, Inc. (I)(L)	12,998	1,463,445
Juniper Networks, Inc. (I)	8,245	194,087
Ruckus Wireless, Inc. (I)	15,300	197,523
ShoreTel, Inc. (I)	28,065	173,442
Sonus Networks, Inc. (I)	31,900	112,607
Ubiquiti Networks, Inc. (I)(L)	11,200	428,176

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Company, Ltd.	258,000	337,996

Internet Software & Services 4.3%
Akamai Technologies, Inc. (I)(L)	26,238	1,548,567
Bankrate, Inc. (I)(L)	35,382	596,541
Benefitfocus, Inc. (I)	3,200	123,328
CoStar Group, Inc. (I)	7,649	1,099,391
eBay, Inc. (I)(L)	14,350	757,680
Envestnet, Inc. (I)	7,400	322,714
Everyday Health, Inc. (I)	10,500	174,510
Google, Inc., Class A (I)(L)	525	304,264
Google, Inc., Class C (I)	675	385,830
InterActiveCorp	8,295	557,424
Just Eat PLC (I)	56,051	190,541
Marketo, Inc. (I)	7,400	202,390
Shutterstock, Inc. (I)(L)	6,590	513,625
VeriSign, Inc. (I)	8,030	434,022
Xoom Corp. (I)	18,800	407,208
Yelp, Inc. (I)	4,495	301,884
Zillow, Inc., Class A (I)	600	86,118

IT Services 6.9%
Accenture PLC, Class A (L)	12,445	986,640
Alliance Data Systems Corp. (I)(L)	2,290	600,644
Automatic Data Processing, Inc. (L)	16,130	1,311,530
Cardtronics, Inc. (I)(L)	18,045	695,815
Cognizant Technology Solutions Corp., Class A (I)(L)	12,840	629,802
EPAM Systems, Inc. (I)(L)	7,250	280,285
Euronet Worldwide, Inc. (I)	3,600	180,144
EVERTEC, Inc. (L)	25,665	573,869
ExlService Holdings, Inc. (I)	27,795	779,650
Forrester Research, Inc.	10,490	405,753
Gartner, Inc. (I)	2,140	146,419
Genpact, Ltd. (I)	45,585	802,296
Global Payments, Inc.	9,255	641,094
Heartland Payment Systems, Inc. (L)	20,575	977,313
MAXIMUS, Inc.	5,430	224,585
QIWI PLC, ADR	5,695	205,305
Sapient Corp. (I)	39,555	583,832
Vantiv, Inc., Class A (I)	20,215	662,648
VeriFone Systems, Inc. (I)	6,500	217,815
Visa, Inc., Class A (L)	3,200	675,232
WEX, Inc. (I)(L)	11,400	1,230,288

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	15,700	329,072
Applied Micro Circuits Corp. (I)(L)	44,640	372,744
Avago Technologies, Ltd.	3,800	263,644

6

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Information Technology (continued)

Freescale Semiconductor, Ltd. (I)(L)	22,700	$454,454
Intel Corp.	22,000	745,580
MediaTek, Inc.	18,300	283,213
NXP Semiconductor NV (I)	24,554	1,530,942
SK Hynix, Inc., GDR (I)	7,814	345,457
Sumco Corp.	18,100	166,624

Software 3.4%
Activision Blizzard, Inc. (L)	26,580	594,860
Adobe Systems, Inc. (I)	4,240	293,026
Cadence Design Systems, Inc. (I)	49,066	825,781
Citrix Systems, Inc. (I)	1,540	104,304
Concur Technologies, Inc. (I)	10,155	944,009
FactSet Research Systems, Inc.	3,700	444,481
FleetMatics Group PLC (I)(L)	25,822	815,717
Guidewire Software, Inc. (I)(L)	4,250	172,125
Intuit, Inc. (L)	8,635	707,811
Microsoft Corp.	9,450	407,862
Qualys, Inc. (I)	5,370	128,289
Red Hat, Inc. (I)	4,555	264,737
Verint Systems, Inc. (I)(L)	9,495	445,695
VMware, Inc., Class A (I)	2,000	198,720

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. (L)	20,437	1,953,164
Hewlett-Packard Company (L)	10,000	356,100
Lenovo Group, Ltd.	302,000	412,727
Nimble Storage, Inc. (I)	2,400	62,112
Stratasys, Ltd. (I)	2,200	221,188
TCL Communication Technology Holdings, Ltd.	104,000	129,434
Western Digital Corp.	3,800	379,354

Materials 0.5%		872,690

Chemicals 0.1%
Monsanto Company	1,600	180,944

Containers & Packaging 0.3%
Ball Corp.	2,700	165,402
Crown Holdings, Inc. (I)	2,665	124,056
Graphic Packaging Holding Company (I)	23,115	277,380

Paper & Forest Products 0.1%
KapStone Paper and Packaging Corp. (I)	4,200	124,908

Telecommunication Services 0.1%		132,671

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV (I)	41,490	132,671

Utilities 0.4%		724,148

Electric Utilities 0.4%
Hokkaido Electric Power Company, Inc. (I)	22,300	193,192
Kyushu Electric Power Company, Inc. (I)	15,600	173,214
Shikoku Electric Power Company, Inc. (I)	13,900	183,280
The Kansai Electric Power Company, Ltd. (I)	19,100	174,462

Warrants 0.0%		$11,081

(Cost $249)

Nomad Holdings, Ltd. (Expiration Date: 4-10-17; Strike Price: $11.50) (I)	24,900	11,081

7

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares/Par	Value

Purchased Options 0.4%		$765,894

(Cost $658,926)

Put Options 0.4%		765,894

Exchange Traded on Financial Select Sector SPDR Fund (Expiration Date: 8-16-14;
Strike Price: $21.00) (I)	163,500	5,723
Exchange Traded on iShares 20 year Treasury Bond ETF (Expiration Date: 10-18-14;
Strike Price: $110.00) (I)	16,900	19,097
Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 10-18-14; Strike
Price: $111.00) (I)	50,600	224,664
Exchange Traded on PowerShares QQQ Trust Series 1 (Expiration Date: 10-18-14;
Strike Price: $89.00) (I)	63,700	69,115
Exchange Traded on S&P 500 Index (Expiration Date: 1-17-15; Strike Price:
$1,775.00) (I)	5,600	210,280
Over the Counter on DAX Index (Expiration Date: 1-16-15; Strike Price: EUR 8,660.12;
Counterparty: JPMorgan Chase Bank) (I)	122	29,162
Over the Counter on DAX Index (Expiration Date: 1-16-15; Strike Price: EUR 9,141.23;
Counterparty: JPMorgan Chase Bank) (I)	73	29,490
Over the Counter on DAX Index (Expiration Date: 12-19-14; Strike Price: EUR
8,660.12; Counterparty: JPMorgan Chase Bank) (I)	152	31,599
Over the Counter on DAX Index (Expiration Date: 12-19-14; Strike Price: EUR
9,141.23; Counterparty: JPMorgan Chase Bank) (I)	86	31,370
Over the Counter on Financial Select Sector SPDR Fund (Expiration Date: 8-15-14;
Strike Price: $20.50; Counterparty: Deutsche Bank Securities) (I)	85,168	1,427
Over the Counter on Financial Select Sector SPDR Fund (Expiration Date: 8-15-14;
Strike Price: $21.00; Counterparty: Credit Suisse Securities) (I)	22,280	675
Over the Counter on Financial Select Sector SPDR Fund FLEX Options (Expiration
Date: 1-14-15; Strike Price: $20.63; Counterparty: Morgan Stanley & Company, Inc.)
(I)	241,200	103,158
Over the Counter on USD vs. EUR (Expiration Date: 1-5-15; Strike Price: EUR 1.30;
Counterparty: JPMorgan Chase Bank) (I)	1,235,807	10,134

Total investments (Cost $163,797,415)† 90.6%		$168,704,189

Other assets and liabilities, net 9.4%*		$17,595,230

Total net assets 100.0%		$186,299,419

	Shares	Value

Investments Sold Short (41.1)%

Exchange-Traded Funds

Alerian MLP ETF	(7,900)	($145,913)
Consumer Staples Select Sector SPDR Fund	(97,380)	(4,198,052)
Financial Select Sector SPDR Fund	(135,300)	(3,032,072)
Global X MSCI Colombia ETF	(23,513)	(476,138)
Health Care Select Sector SPDR Fund	(90,540)	(5,515,697)
iShares Core S&P Small-Cap ETF	(34,015)	(3,600,828)
iShares Global Utilities ETF	(4,900)	(235,151)
iShares iBoxx Investment Grade Corporate Bond ETF	(13,270)	(1,573,159)
iShares MSCI Brazil Capped ETF	(54,304)	(2,633,744)
iShares MSCI Emerging Markets ETF	(31,880)	(1,396,982)
iShares MSCI South Korea Capped ETF	(6,200)	(409,820)
iShares MSCI Sweden ETF	(9,250)	(315,518)
iShares Nasdaq Biotechnology ETF	(10,200)	(2,558,466)

8

Seaport Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Exchange-Traded Funds (continued)

iShares North American Tech-Multimedia Networking ETF	(39,100)	($1,333,701)
iShares North American Tech-Software ETF	(16,280)	(1,381,032)
iShares Russell 2000 Growth ETF	(47,220)	(6,129,628)
iShares Russell 2000 Index ETF	(34,865)	(3,873,153)
iShares Russell Mid-Cap Growth ETF	(53,696)	(4,651,684)
iShares US Consumer Goods ETF	(1,700)	(162,537)
iShares US Medical Devices ETF	(1,020)	(103,357)
iShares US Telecommunications ETF	(59,125)	(1,816,911)
Market Vectors Agribusiness ETF	(6,841)	(362,983)
Market Vectors Oil Service ETF	(10,410)	(564,014)
PowerShares Dynamic Retail Portfolio	(11,350)	(372,053)
PowerShares QQQ Trust Series 1	(17,260)	(1,640,218)
SPDR S&P 500 ETF Trust	(34,880)	(6,734,979)
SPDR S&P Biotech ETF	(29,880)	(4,368,456)
SPDR S&P Pharmaceuticals ETF	(11,530)	(1,096,618)
SPDR S&P Regional Banking ETF	(92,650)	(3,560,540)
SPDR S&P Retail ETF	(14,986)	(1,256,576)
Vanguard Consumer Staples ETF	(7,900)	(883,457)
Vanguard FTSE Developed Markets ETF	(108,650)	(4,514,408)
Vanguard FTSE Emerging Markets ETF	(34,040)	(1,488,229)
Vanguard FTSE Europe ETF	(72,088)	(4,133,526)

Total Investments Sold Short (Cost ($75,022,811))		($76,519,600)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

ETF Exchange Traded Fund

EUR Euro

GDR Global Depositary Receipt

USD U.S. Dollar

(I) Non-income producing security.

(L) A portion of this security is segregated at the custodian as collateral for securities sold short. At 7-31-14, the value segregated was $38,602,604.

* Includes investments sold short.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $163,797,415. Net unrealized appreciation aggregated $4,906,774 of which $10,108,609 related to appreciated investment securities and $5,201,835 related to depreciated investment securities.

9

Seaport Fund
As of 7-31-14 (Unaudited)

The fund had the following country concentration as a percentage of net assets on 7-31-14:

United States	72.7%
Ireland	4.0%
Japan	4.0%
United Kingdom	3.8%
Netherlands	2.7%
Brazil	1.8%
France	1.7%
Switzerland	1.4%
China	0.9%
Bermuda	0.8%
Other Countries	6.2%

Total	100.0%

10

Seaport Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

11

Seaport Fund
As of 7-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$12,398,934	$11,261,585	$1,137,349	—
Consumer Staples	2,908,171	2,264,946	643,225	—
Energy	2,979,714	2,979,714	—	—
Financials	38,041,353	22,546,304	15,495,049	—
Health Care	50,446,239	41,485,878	8,960,361	—
Industrials	20,920,728	14,709,947	6,210,781	—
Information Technology	38,502,566	36,636,574	1,865,992	—
Materials	872,690	872,690	—	—
Telecommunication Services	132,671	—	132,671	—
Utilities	724,148	—	724,148	—
Warrants	11,081	11,081	—	—
Purchased Options	765,894	528,879	237,015	—

Total Investments in Securities	$168,704,189	$133,297,598	$35,406,591	—
Investments sold short and other financial instruments:
Exchange-Traded Funds	($76,519,600)	($76,519,600)	—	—
Futures	$43,177	$43,177	—	—
Forward foreign currency contracts	$4,263	—	$4,263	—
Written Options	($79,031)	($78,705)	($326)	—
Credit Default Swaps	($36,331)	—	($36,331)	—

Securities Sold Short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate with its custodian, cash or securities, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At July 31, 2014, the fund had cash collateral held at the broker for short sales in the amount of $72,813,864, as well as segregated securities at the custodian with market value of $38,602,604 as shown in the Fund’s investments.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the

12

Seaport Fund
As of 7-31-14 (Unaudited)

creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2014, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at July 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

NASDAQ 100 E-Mini Futures	8	Short	Sep 2014	($606,635)	($621,560)	($14,925)
Russell 2000 Mini Index Futures	12	Short	Sep 2014	(1,394,078)	(1,340,040)	54,038
S&P 500 Index E-Mini Futures	8	Short	Sep 2014	(773,984)	(769,920)	4,064

						$43,177

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at July 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	Depreciation

Commonwealth Bank of
USD	615,210	JPY	62,828,000	Australia Sydney	9/17/2014	$4,263	—	$4,263
JPY	Japanese Yen
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the

13

Seaport Fund
As of 7-31-14 (Unaudited)

option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2014, the fund used purchased options to manage against anticipated changes in securities and currency exchange rates and to gain exposure to certain securities.

During the period ended July 31, 2014, the fund wrote option contracts to manage against anticipated currency exchange rates and to manage against anticipated changes in securities. The following tables summarize the fund’s written options activities during the period ended July 31, 2014 and the contracts held at July 31, 2014.

	Number of	Premium
	Contracts	Received

Outstanding, beginning of period	—	—
Options written	723,727	$417,644
Option closed	(511,896)	(284,173)
Option exercised	—	—
Options expired	(101,605)	(59,851)
Outstanding, end of period	110,226	$73,620

Written Options on Securities

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value

Puts
iShares Russell 2000 ETF	$99.00	Oct 2014	506	$44,507	($62,238)
Financial Select Sector SPDR	$19.00	Aug 2014	1,635	1,705	(2,453)
Powershares QQQ Trust Series 1	$79.00	Oct 2014	637	17,810	(14,014)
			2,778	$64,022	($78,705)

Written Over the Counter Index Options
		Exercise	Expiration	Number of
Name of Issuer	Counterparty	Price	Date	Contracts	Premium	Value

Puts
Financial Select Sector SPDR	Credit Suisse Securities	$19.00	Aug 2014	22,280	$2,785	($103)
Financial Select Sector SPDR	Deutsche Bank Securities	$18.25	Aug 2014	85,168	6,813	(223)
				107,448	$9,598	($326)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

14

Seaport Fund
As of 7-31-14 (Unaudited)

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of July 31, 2014 as a Buyer of protection.

				USD			Unamortized	Unrealized
	Reference	Notional		Notional	(Pay)/Received	Maturity	Upfront Payment	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Value

JPMorgan
Chase	CDX-EMS21V1-5Y	375,000	USD	375,000	(5.000%)	Jun 2019	($27,452)	($12,256)	($39,708)
JPMorgan	ITRAXX-
Chase	CEEMEACORPS21	50,000	USD	50,000	(1.000%)	Jun 2019	4,594	(1,217)	3,377

				425,000			($22,858)	($13,473)	($36,331)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Seaport Fund.

437Q3 7/14
9/14

John Hancock Enduring Equity Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Enduring Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 96.1%		$128,539,228

(Cost $118,547,653)

Consumer Discretionary 3.0%		4,045,600

Media 3.0%
Comcast Corp., Class A	75,295	4,045,600

Energy 11.7%		15,613,957

Oil, Gas & Consumable Fuels 11.7%
Enbridge Energy Management LLC (I)	103,621	3,513,788
Enbridge, Inc.	100,790	4,940,822
Kunlun Energy Company, Ltd.	1,870,000	3,176,057
TransCanada Corp.	79,400	3,983,290

Financials 6.0%		7,975,536

Diversified Financial Services 2.7%
Groupe Bruxelles Lambert SA	35,719	3,552,515

Real Estate Investment Trusts 3.3%
Equity Lifestyle Properties, Inc.	99,865	4,423,021

Industrials 11.0%		14,773,169

Construction & Engineering 3.0%
Vinci SA	59,306	4,092,879

Industrial Conglomerates 2.6%
Beijing Enterprises Holdings, Ltd.	394,500	3,437,798

Road & Rail 3.5%
Canadian National Railway Company	69,590	4,652,098

Transportation Infrastructure 1.9%
Flughafen Zuerich AG	4,162	2,590,394

Telecommunication Services 6.1%		8,187,572

Diversified Telecommunication Services 3.1%
Telenor ASA	181,432	4,175,302

Wireless Telecommunication Services 3.0%
NTT DOCOMO, Inc.	228,800	4,012,270

Utilities 58.3%		77,943,394

Electric Utilities 18.1%
Cheung Kong Infrastructure Holdings, Ltd.	650,000	4,570,926
Korea Electric Power Corp., ADR	170,700	3,460,089
NextEra Energy, Inc.	52,845	4,961,617
Power Assets Holdings, Ltd.	389,500	3,481,602
Red Electrica Corp. SA	46,462	3,992,446
SSE PLC	149,689	3,676,207

Gas Utilities 13.9%
ENN Energy Holdings, Ltd.	656,000	4,623,148
Hong Kong & China Gas Company, Ltd.	876,386	1,915,893
Osaka Gas Company, Ltd.	571,000	2,374,953
Snam SpA	692,643	4,083,049
UGI Corp.	116,255	5,643,018

Independent Power and Renewable Electricity Producers 5.7%
China Longyuan Power Group Corp., H Shares	3,440,000	3,495,326

1

Enduring Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value
Utilities (continued)

Enel Green Power SpA	1,465,637	$4,053,820

Multi-Utilities 13.1%
National Grid PLC	412,522	5,875,647
PG&E Corp.	77,660	3,469,072
Suez Environnement Company	268,177	5,005,026
Wisconsin Energy Corp.	73,300	3,194,414

Water Utilities 7.5%
Cia de Saneamento Basico do Estado de Sao Paulo	132,221	1,170,830
Guangdong Investment, Ltd.	4,164,000	4,664,372
Severn Trent PLC	129,723	4,231,939

Securities Lending Collateral 6.1%		$8,220,544

(Cost $8,220,454)

Securities Lending Collateral 6.1%		8,220,544

John Hancock Collateral Investment Trust	821,463	8,220,544

Total investments (Cost $126,768,107)† 102.2%		$136,759,772

Other assets and liabilities, net (2.2%)		($2,963,358)

Total net assets 100.0%		$133,796,414

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $126,768,107. Net unrealized appreciation aggregated $9,991,665 of which $11,146,980 related to appreciated investment securities and $1,155,315 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 7-31-14:

United States	25.8%
Hong Kong	15.9%
United Kingdom	10.3%
Canada	10.1%
France	6.8%
Italy	6.1%
China	6.1%
Japan	4.8%
Norway	3.1%
Spain	3.0%
Other Countries	8.0%

Total	100.0%

2

Enduring Equity Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over -the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$4,045,600	$4,045,600	—	—
Energy	15,613,957	12,437,900	$3,176,057	—
Financials	7,975,536	4,423,021	3,552,515	—
Industrials	14,773,169	4,652,098	10,121,071	—
Telecommunication Services	8,187,572	—	8,187,572	—
Utilities	77,943,394	21,899,040	56,044,354	—
Securities Lending Collateral	8,220,544	8,220,544	—	—

Total Investments in Securities	$136,759,772	$55,678,203	$81,081,569	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Enduring Equity Fund.

438Q3 7/14
9/14

John Hancock
Small Cap Core Fund

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Small Cap Core Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.3%		$191,691,420

(Cost $194,062,424)

Consumer Discretionary 18.9%		37,984,038

Auto Components 2.6%
Tenneco, Inc. (I)	80,384	5,120,459

Hotels, Restaurants & Leisure 5.6%
Del Frisco's Restaurant Group, Inc. (I)	117,599	2,507,211
Einstein Noah Restaurant Group, Inc.	273,010	4,130,641
Vail Resorts, Inc.	61,110	4,613,805

Internet & Catalog Retail 0.9%
HomeAway, Inc. (I)	52,278	1,815,092

Media 4.2%
AMC Entertainment Holdings, Inc., Class A	103,199	2,336,425
Cinemark Holdings, Inc.	119,453	3,918,058
Martha Stewart Living Omnimedia, Inc., Class A (I)	491,979	2,218,825

Specialty Retail 2.0%
Francesca's Holdings Corp. (I)	146,502	1,872,296
GNC Holdings, Inc., Class A	65,481	2,148,432

Textiles, Apparel & Luxury Goods 3.6%
Crocs, Inc. (I)	174,177	2,764,189
Movado Group, Inc.	110,887	4,538,605

Consumer Staples 2.5%		5,081,179

Beverages 0.7%
Craft Brew Alliance, Inc. (I)	131,910	1,480,030

Food & Staples Retailing 0.5%
G. Willi-Food International, Ltd. (I)	146,351	1,068,362

Food Products 1.3%
Amira Nature Foods, Ltd. (I)	168,740	2,532,787

Energy 2.9%		5,882,944

Energy Equipment & Services 1.8%
Dawson Geophysical Company	41,323	1,037,207
Forum Energy Technologies, Inc. (I)	79,461	2,645,257

Oil, Gas & Consumable Fuels 1.1%
Kodiak Oil & Gas Corp. (I)	141,601	2,200,480

Financials 16.1%		32,337,456

Banks 6.7%
Access National Corp.	17,001	272,016
Banner Corp.	80,703	3,247,489
BBCN Bancorp, Inc.	314,227	4,719,690
Prosperity Bancshares, Inc.	33,499	1,947,297
Texas Capital Bancshares, Inc. (I)	62,053	3,229,859

Capital Markets 4.5%
Evercore Partners, Inc., Class A	67,812	3,699,823
Golub Capital BDC, Inc.	167,517	2,782,457
PennantPark Investment Corp.	240,712	2,679,125

Real Estate Investment Trusts 3.0%
Campus Crest Communities, Inc.	269,446	2,155,568

1

Small Cap Core Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

LaSalle Hotel Properties	109,864	$3,822,169

Thrifts & Mortgage Finance 1.9%
Brookline Bancorp, Inc.	183,746	1,659,226
EverBank Financial Corp.	111,723	2,122,737

Health Care 15.0%		30,256,157

Biotechnology 2.5%
Emergent Biosolutions, Inc. (I)	230,348	5,067,656

Health Care Equipment & Supplies 8.7%
Derma Sciences, Inc. (I)	428,493	4,147,812
Greatbatch, Inc. (I)	85,787	4,247,314
Lumenis, Ltd., Class B (I)	133,363	1,184,263
The Cooper Companies, Inc.	34,422	5,537,811
Tornier NV (I)	115,711	2,398,689

Health Care Providers & Services 1.1%
Patterson Companies, Inc.	55,099	2,149,412

Life Sciences Tools & Services 2.7%
Bio-Rad Laboratories, Inc., Class A (I)	48,032	5,523,200

Industrials 22.1%		44,528,097

Aerospace & Defense 2.1%
Esterline Technologies Corp. (I)	38,698	4,200,668

Air Freight & Logistics 1.5%
Hub Group, Inc., Class A (I)	65,435	3,021,788

Building Products 3.4%
AO Smith Corp.	81,311	3,797,224
Trex Company, Inc. (I)	105,407	2,967,207

Commercial Services & Supplies 1.0%
Civeo Corp. (I)	82,276	2,089,810

Construction & Engineering 1.5%
MasTec, Inc. (I)	113,114	3,075,570

Electrical Equipment 1.0%
AZZ, Inc.	46,637	2,035,239

Machinery 8.6%
Chart Industries, Inc. (I)	26,132	1,987,339
CIRCOR International, Inc.	47,858	3,439,554
CLARCOR, Inc.	59,456	3,526,335
Hillenbrand, Inc.	90,274	2,712,734
Luxfer Holdings PLC, ADR	145,449	2,764,985
Nordson Corp.	38,356	2,883,221

Trading Companies & Distributors 3.0%
Beacon Roofing Supply, Inc. (I)	91,575	2,531,133
Watsco, Inc.	39,023	3,495,290

Information Technology 12.8%		25,645,888

Communications Equipment 1.9%
Aruba Networks, Inc. (I)	82,103	1,466,360
NETGEAR, Inc. (I)	72,484	2,269,474

Electronic Equipment, Instruments & Components 0.8%
InvenSense, Inc. (I)	67,758	1,559,112

2

Small Cap Core Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Information Technology (continued)

Internet Software & Services 1.7%
Aerohive Networks, Inc. (I)	44,890	$377,076
Borderfree, Inc. (I)	78,888	1,049,999
LogMeIn, Inc. (I)	48,074	1,957,093

Semiconductors & Semiconductor Equipment 0.9%
ON Semiconductor Corp. (I)	225,024	1,926,205

Software 7.5%
Cadence Design Systems, Inc. (I)	117,652	1,980,083
FleetMatics Group PLC (I)	45,688	1,443,284
Guidewire Software, Inc. (I)	62,589	2,534,855
Infoblox, Inc. (I)	60,600	734,472
NICE Systems, Ltd., ADR	53,559	2,117,723
Qualys, Inc. (I)	56,066	1,339,417
Solera Holdings, Inc.	27,246	1,743,744
SS&C Technologies Holdings, Inc. (I)	72,662	3,146,991

Materials 5.0%		9,975,661

Chemicals 3.5%
Cytec Industries, Inc.	39,423	3,975,810
HB Fuller Company	68,815	3,072,590

Metals & Mining 1.5%
Compass Minerals International, Inc.	34,030	2,927,261

Investment Companies 0.8%		$1,569,598

(Cost $1,552,304)

PennantPark Floating Rate Capital, Ltd.	113,739	1,569,598

Total investments (Cost $195,614,728)† 96.1%		$193,261,018

Other assets and liabilities, net 3.9%		$7,746,665

Total net assets 100.0%		$201,007,683

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $195,614,728. Net unrealized depreciation aggregated $2,353,710, of which $7,649,067 related to appreciated investment securities and $10,002,777 related to depreciated investment securities.

3

Small Cap Core Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Cap Core Fund.

445Q3 7/14
9/14

John Hancock
Value Equity Fund

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

Value Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 96.9%		$407,415,079

(Cost $418,284,571)

Consumer Discretionary 11.7%		49,115,648

Auto Components 3.1%
Delphi Automotive PLC	107,000	7,147,600
Johnson Controls, Inc.	125,900	5,947,516

Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	144,300	5,226,546
Royal Caribbean Cruises, Ltd.	80,300	4,789,895

Household Durables 1.5%
NVR, Inc. (I)	5,530	6,229,324

Media 1.4%
DIRECTV (I)	67,000	5,765,350

Multiline Retail 1.3%
Target Corp.	92,600	5,518,034

Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	36,200	1,251,072
Hanesbrands, Inc.	74,100	7,240,311

Consumer Staples 3.7%		15,513,537

Food & Staples Retailing 1.1%
CVS Caremark Corp.	60,800	4,642,688

Tobacco 2.6%
Altria Group, Inc.	140,700	5,712,420
Philip Morris International, Inc.	62,900	5,158,429

Energy 8.6%		36,397,744

Energy Equipment & Services 2.8%
National Oilwell Varco, Inc.	72,100	5,842,984
Seadrill, Ltd.	163,900	5,943,014

Oil, Gas & Consumable Fuels 5.8%
BP PLC, ADR	116,400	5,700,108
ConocoPhillips	86,000	7,095,000
Marathon Oil Corp.	159,200	6,169,000
Occidental Petroleum Corp.	57,800	5,647,638

Financials 29.1%		122,399,851

Banks 13.7%
Bank of America Corp.	560,900	8,553,725
CIT Group, Inc.	118,500	5,819,535
Citigroup, Inc.	215,200	10,525,432
Fifth Third Bancorp	264,900	5,425,152
First Niagara Financial Group, Inc.	444,300	3,820,980
JPMorgan Chase & Company	143,500	8,275,645
The PNC Financial Services Group, Inc.	75,200	6,208,512
Wells Fargo & Company	174,700	8,892,230

Capital Markets 3.5%
Ameriprise Financial, Inc.	46,900	5,609,240
E*TRADE Financial Corp. (I)	101,700	2,137,734
State Street Corp.	97,300	6,853,812

1

Value Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Consumer Finance 7.9%
American Express Company	58,600	$5,156,800
Capital One Financial Corp.	143,000	11,374,220
Discover Financial Services	94,100	5,745,746
Navient Corp.	392,600	6,752,720
SLM Corp.	459,100	4,067,626

Insurance 1.3%
American International Group, Inc.	106,700	5,546,266

Thrifts & Mortgage Finance 2.7%
New York Community Bancorp, Inc.	392,600	6,234,488
People's United Financial, Inc.	371,900	5,399,988

Health Care 15.1%		63,573,547

Health Care Equipment & Supplies 1.8%
Medtronic, Inc.	121,400	7,495,236

Health Care Providers & Services 6.2%
Cardinal Health, Inc.	80,500	5,767,825
Cigna Corp.	46,700	4,204,868
Omnicare, Inc.	111,000	6,937,500
UnitedHealth Group, Inc.	53,900	4,368,595
WellPoint, Inc.	45,100	4,952,431

Pharmaceuticals 7.1%
Johnson & Johnson	83,100	8,317,479
Merck & Company, Inc.	90,900	5,157,666
Pfizer, Inc.	204,400	5,866,280
Sanofi, ADR	97,100	5,075,417
Teva Pharmaceutical Industries, Ltd., ADR	101,500	5,430,250

Industrials 13.5%		56,759,677

Aerospace & Defense 2.9%
General Dynamics Corp.	36,100	4,215,397
Honeywell International, Inc.	44,400	4,077,252
Raytheon Company	42,600	3,866,802

Building Products 0.8%
Owens Corning	103,400	3,520,770

Commercial Services & Supplies 0.5%
Tyco International, Ltd.	48,400	2,088,460

Construction & Engineering 1.1%
KBR, Inc.	221,700	4,580,322

Electrical Equipment 2.2%
Eaton Corp. PLC	82,600	5,610,192
Emerson Electric Company	58,700	3,736,255

Machinery 5.5%
Illinois Tool Works, Inc.	12,700	1,046,099
Joy Global, Inc.	107,300	6,358,598
Pentair PLC	61,900	3,965,933
SPX Corp.	49,600	4,916,848
Stanley Black & Decker, Inc.	76,400	6,681,180

Trading Companies & Distributors 0.5%
NOW, Inc. (I)	65,100	2,095,569

2

Value Equity Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Information Technology 9.6%		$40,307,072

Semiconductors & Semiconductor Equipment 5.3%
Fairchild Semiconductor International, Inc. (I)	356,500	5,425,930
Intel Corp.	127,100	4,307,419
Microchip Technology, Inc.	135,400	6,095,708
Texas Instruments, Inc.	139,200	6,438,000

Software 4.3%
CA, Inc.	171,600	4,955,808
Microsoft Corp.	156,700	6,763,172
Oracle Corp.	156,500	6,321,035

Materials 3.1%		12,857,645

Chemicals 1.6%
E.I. du Pont de Nemours & Company	66,600	4,283,046
Rockwood Holdings, Inc.	31,879	2,516,528

Construction Materials 1.5%
CRH PLC, ADR	257,900	6,058,071

Telecommunication Services 2.5%		10,490,358

Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	142,700	7,194,934

Wireless Telecommunication Services 0.8%
Vodafone Group PLC, ADR	99,200	3,295,424

Total investments (Cost $418,284,571)† 96.9%		$407,415,079

Other assets and liabilities, net 3.1%		$13,220,094

Total net assets 100.0%		$420,635,173

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $418,284,571. Net unrealized depreciation aggregated $10,869,492, of which $2,909,181 related to appreciated investment securities and $13,778,673 related to depreciated investment securities.

3

Value Equity Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Value Equity Fund.

454Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014